Leases - Summary of Cash Flow Information Related to Operating Leases (Detail) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	¥ 76,987	¥ 28,440	¥ 132,440	¥ 84,975	¥ 23,750
Leased assets obtained in exchange for operating lease liabilities	¥ 260,014	¥ 6,625	¥ 130,560	¥ 186,181	¥ 224,851